Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared under the accrual basis of accounting in accordance with
U.S. generally accepted accounting principles.
Contributions
Contributions from
Plan participants
and the
matching contributions
from the
Employer are
recorded in
the year in which the employee contributions are withheld from compensation.
Notes Receivable From Participants
Notes
receivable from
participants are
measured
at
their
unpaid
principal balance
plus
any
accrued but
unpaid
interest.
Interest
income
is
recorded
on
the
accrual
basis.
Related
fees
are
recorded
as
administrative expenses and are expensed when they are incurred.
Payment of Benefits
Benefits are recorded when paid.
Use of Estimates
The preparation of
financial statements in
conformity with U.S.
generally accepted accounting
principles
requires management to make
estimates and assumptions that affect
the amounts reported in
the financial
statements
and
accompanying
notes
and
supplemental
schedule.
Actual
results
could
differ
from
those
estimates.
Investment Valuation and Income Recognition
Investments
held
by
the
Plan
are
stated
at
fair
value.
Fair
value
is
defined
as
the
price
that
would
be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the
measurement date
(an exit
price). See
Note 3 for
further discussion
and disclosures
related to
fair
value measurements.
Purchases and sales of securities are recorded on a
trade-date basis. Interest income is recorded as earned.
Dividends are recorded on the ex-dividend date. Net appreciation /
(depreciation) include the Plan’s gains
and losses on investments bought and sold as well as held during the year.
Recent Accounting Pronouncements
Presently,
Plan
management
is
not
aware
of
any
recent
accounting
pronouncements from
the
Financial
Accounting
Standards
Board
that
will
have
a
material
impact
on
the
Plan’s
present
or
future
financial
statements.